Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2025
Consolidated statements of cash flows:
Consolidated statements of cash flows:

Note 22 - Consolidated statements of cash flows:

As of December 31, 2023, 2024 and 2025, the analysis of net debt and movements in net debt is presented as follows:

	Long - term debt						Bank Loans
	2023		2024		2025		2023		2024		2025
Short-term debt (Note 13)	Ps.	344,048	Ps.	443,814	Ps.	405,494
Short-term bank loans (Note 12)							Ps.	889,591	Ps.	687,716	Ps.	220,356
Long-term bank loans (Note 12)								2,586,932		2,163,853		18,396,343
Long-term debt (Note 13)		8,404,199		10,064,073		8,464,370
Balances at December 31	Ps.	8,748,247	Ps.	10,507,887	Ps.	8,869,864	Ps.	3,476,523	Ps.	2,851,569	Ps.	18,616,699

Balances at January 1 of the debt-net	Ps.	10,269,176	Ps.	8,748,247	Ps.	10,507,887	Ps.	4,935,585	Ps.	3,476,523	Ps.	2,851,569
Interest expense		552,046		545,977		549,669		573,816		252,892		887,103
Bank loans(Note 12)												21,065,000
Long-term debt (Note 13)
Interest paid		(519,601)		(516,894)		(536,682)		(547,505)		(421,261)		(834,434)
Principal payments		(200,535)		(224,914)		(263,130)		(1,475,000)		(538,712)		(5,175,000)
Deferred Loan Fees related to acquired loans												(187,842)
Foreign currency translation		(1,352,839)		1,955,471		(1,387,880)		(10,373)		82,127		10,303
Balances at December 31	Ps.	8,748,247	Ps.	10,507,887	Ps.	8,869,864	Ps.	3,476,523	Ps.	2,851,569	Ps.	18,616,699

In accordance with IAS 7 Statement of Cash Flows, restricted cash movements are presented within operating, investing or financing activities, depending on the nature of the underlying restriction, and are considered in the reconciliation of cash and cash equivalents at the beginning and end of the period.